Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108


                                   May 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Equity 500 Index VIP and DWS Small Cap Index VIP (the "Portfolios"), each a series of DWS Investments VIT Funds (the "Trust") (Reg. Nos 333-00479, 811-07507)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Portfolios pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on April 30, 2009.

     Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.


                                 Very truly yours,


                                 /s/Caroline Pearson

                                 Caroline Pearson, Esq.
                                 Managing Director
                                 Deutsche Investment Management Americas Inc.


cc:      John Marten, Esq., Vedder Price